Operating Lease (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating leases
Long-term right-of-use assets	$ 41,000	$ 54,000	$ 107,000
Short-term operating lease liabilities	44,000	56,000	39,000
Long-term operating lease liabilities	$ 0	1,000	$ 73,000
Total operating lease liabilities		$ 57,000